FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Details Textual) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Marketable securities transferred from Level 3 to Level 1	$ 19.6
Senior convertible debentures, fair value		$ 191.7
Senior convertible debentures, carrying amount		209.1
Value added tax receivables		44.6	$ 52.7
Working capital		224.5	188.9
Available liquidity		364.2	313.6
Available liquidity, undrawn revolving credit facility		139.6	124.6
Unrealised foreign exchange gains (losses) on fair value adjustments to foreign currency derivatives		0.0	0.0
La Encantada [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables		14.2	27.5
Santa Elena [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables		5.1	23.0
San Dimas [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables		$ 7.0	29.0
Foreign currency derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets			$ 0.0